Other disclosures - Credit and debt valuation adjustments (CVA, DVA) (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Amount of CVA	€ 477.4
Change in CVA (as a percent)	75.50%
Amount of DVA	€ 250.1
Change in DVA (as a percent)	46.20%
Minimum
Disclosure of detailed information about financial instruments [line items]
Credit spread change (as a percent)	30.00%